Share-based Compensation (Share options, June 2008 scheme) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of ordinary shares in issue upon exercise of all outstanding options granted and yet to be exercised	30.00%	30.00%
Recognized share-based compensation	¥ 1,890	$ 273	¥ 34,354	¥ 53,181
Share Option Scheme, June 2008 Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of the ordinary shares in issue on effective date of option scheme ("Limit")	10.00%	10.00%
Maximum percentage of ordinary shares in issue on effective date of limit as refreshed (Refreshed "Limit")	10.00%	10.00%
Maximum number of additional options authorized to grant | shares	31,410,107	31,410,107
Share options, expiration period	10 years	10 years
Award vesting period	4 years	4 years
Share Option Scheme, June 2008 Scheme, Plan Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period added	12 months	12 months
Total incremental share-based compensation	¥ 12,100	$ 1,700
Recognized share-based compensation	¥ 2,700	$ 400
Share Option Scheme, June 2008 Scheme, Plan Modification [Member] | Class A ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Ordinary Shares Affected | shares	21,011,951	21,011,951
New Exercise Price | $ / shares		$ 0.4823
Share Option Scheme, June 2008 Scheme, Plan Modification [Member] | ADS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
New Exercise Price | $ / shares		$ 3.8587